Goodwill and Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
The following table represents the carrying amount of goodwill by segment at September 30, 2014:

	Household Products	Personal Care	Total
Balance at October 1, 2013	$37.2	$1,438.6	$1,475.8
Feminine care acquisition	—	28.0	28.0
Cumulative translation adjustment	(0.1)	(16.3)	(16.4)
Balance at September 30, 2014	$37.1	$1,450.3	$1,487.4

Schedule of Finite-Lived Intangible Assets by Major Class [Table Text Block]
Total amortizable intangible assets at September 30, 2014 are as follows:

	Gross Carrying Amount	Accumulated Amortization	Net
Tradenames / Brands	$18.6	$13.0	$5.6
Technology and patents	78.0	62.4	15.6
Customer-related / Other	166.1	67.1	99.0
Total amortizable intangible assets	$262.7	$142.5	$120.2